Cash and Cash Equivalents (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and Cash Equivalents [Abstract]
Total cash	₩ 266	₩ 138
Demand Deposit Accounts	1,117,499	927,650
Short-term deposits, classified as cash equivalents	527,235	211,424
Short-term investments, classified as cash equivalents	165,129	219,133
Total cash and cash equivalents	₩ 1,810,129	₩ 1,358,345	₩ 2,369,739	₩ 3,051,353